Accumulated Other Comprehensive Income (Loss) - Location of Loss Reclassified from AOCI into Income (Details) $ in Millions	12 Months Ended
Feb. 29, 2016 USD ($)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains and Losses on Cash Flow Hedges	$ (28)
Available-for-sale Securities, Gross Realized Gain (Loss)	1
Reclassification out of Accumulated Other Comprehensive Income into Income	(27)
Selling, marketing and administration
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains and Losses on Cash Flow Hedges	(30)
Available-for-sale Securities, Gross Realized Gain (Loss)	0
Reclassification out of Accumulated Other Comprehensive Income into Income	(30)
Investment Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains and Losses on Cash Flow Hedges	0
Available-for-sale Securities, Gross Realized Gain (Loss)	1
Reclassification out of Accumulated Other Comprehensive Income into Income	1
Recovery of income taxes
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains and Losses on Cash Flow Hedges	2
Available-for-sale Securities, Gross Realized Gain (Loss)	0
Reclassification out of Accumulated Other Comprehensive Income into Income	$ 2